Other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other liabilities [Abstract]
Other liabilities
Other liabilities as of December 31, 2021 and 2022 are as follows:

	2021		2022
Lease liabilities (*)	~~W~~	612,690	623,339
Accounts payable		14,041,740	12,452,551
Accrued expenses		3,273,939	4,416,908
Dividend payable		32,275	34,698
Advance received		177,121	186,134
Unearned income		397,010	451,757
Withholding value-added tax and other taxes		673,294	750,547
Securities deposit received		1,985,269	2,451,521
Foreign exchange settlement pending		221,521	359,422
Domestic exchange settlement pending		1,890,408	2,308,574
Payable from trust account		5,191,901	6,579,457
Due to agencies		887,400	718,082
Deposits for subscription		133,550	18,931
Separate account liabilities		9,834,895	8,004,363
Sundry liabilities		1,563,832	2,149,043
Others		126,455	81,148
Present value discount		(52,464)	(97,703)

	~~W~~	40,990,836	41,488,772

(*)
As of December 31, 2021 and 2022, the Group accounts for the lease liabilities as other liabilities. For the year ended December 31, 2021, the amount of variable lease payments that are not included in the measurement of lease liabilities is
~~W~~
79 million, cash outflows from leases are
~~W~~
283,470 million, and interest expense on lease liabilities is
~~W~~
10,873 million. For the year ended December 31, 2022, the amount of variable lease payments that are not included in the measurement of lease liabilities is
~~W~~
12,337 million, cash outflows from leases are
~~W~~
279,406 million, and interest expense on lease liabilities is
~~W~~
13,379 million
.